Income Tax (Details) - Schedule of net operating losses carried forward for the company’s subsidiaries - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule of Net Operating Losses Carried Forward for the Company’s Subsidiaries [Abstract]
PRC Region	$ 408,253	$ 202,363
HK Region		289,233
Total cumulative net operating loss carry-forward from continuing operation	$ 408,253	$ 491,597